Note 10 - Stock-based Compensation - Options Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	607
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months 4 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,410.36
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	180
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	7 years 4 months 6 days
Exercise Price Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 300
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	503
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	9 years 2 months 26 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 300
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	78
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	9 years 2 months 26 days
Exercise Price Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 5,280
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	39
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 5,280
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	39
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	7 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 7,709
Exercise Price Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 26,400
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	37
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 months 14 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 79,787.03
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	35
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 2 months 4 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 98,160
Exercise Price Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 100,080
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	28
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 months 14 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 194,220
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	28
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 3 months 14 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 362,400